Earnings Per Share (EPS) (Tables)	12 Months Ended
Dec. 31, 2018
Earnings per share [abstract]
Schedule of Earnings Per Share

	31.12.2018	31.12.2017	31.12.2016
Number of weighted ordinary shares in circulation (on average)	43,695,794	38,076,087	29,742,634
Net loss for the year in EUR thousands	(8,878)	(16,102)	(10,579)
Basic/diluted earnings per share in EUR	(0.20)	(0.42)	(0.36)